Salaries and other employee expenses - Schedule of restricted stock units granted to certain executives (Details) - Restricted Stock Units	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	423,843	280,475	134,175
Granted (in shares)		338,811	298,951
Forfeited (in usd per share)	(1,162)	(1,484)	(346)
Vested (in shares)	(191,173)	(193,959)	(152,305)
Number of shares, outstanding at end (in shares)	231,508	423,843	280,475
Expected to vest (in shares)	231,508
Executives
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	236,202	181,537	134,175
Granted (in shares)		165,561	160,330
Forfeited (in usd per share)	0	0	0
Vested (in shares)	(117,608)	(110,896)	(112,968)
Number of shares, outstanding at end (in shares)	118,594	236,202	181,537
Expected to vest (in shares)	118,594
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 17.96	$ 14.28	$ 13.80
Granted (in usd per share) | $ / shares		21.36	15.36
Forfeited (in usd per share) | $ / shares	0	0	0
Vested (in usd per share) | $ / shares	17.22	17.01	15.26
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 18.69	$ 17.96	$ 14.28
Employees
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	187,641	98,938	0
Granted (in shares)		173,250	138,621
Forfeited (in usd per share)	(1,162)	(1,484)	(346)
Vested (in shares)	(73,565)	(83,063)	(39,337)
Number of shares, outstanding at end (in shares)	112,914	187,641	98,938
Expected to vest (in shares)	112,914
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 19.20	$ 14.95	$ 0
Granted (in usd per share) | $ / shares		21.36	15.36
Forfeited (in usd per share) | $ / shares	28.22	14.95	14.95
Vested (in usd per share) | $ / shares	18.60	18.70	16.40
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 19.50	$ 19.20	$ 14.95